General and Administrative Expenses (Details2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
General And Administrative Expenses [Abstract]
Payroll and related costs	$ 7,448	$ 7,211	$ 4,906
Professional Fees	3,902	3,000	3,685
Other expenses	3,494	3,451	3,619
Total	$ 14,844	$ 13,662	$ 12,210